Discontinued operations (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Net cash flows used in investing activities from discontinued operations	$ (1,159)	$ (1,001)	$ (775)
Net cash flows from/used in financing activities from discontinued operations	3,257	(167)	(415)
Transaction cost payments	56	67	314
Discontinued operations
Statement [line items]
Payments out of provisions for transaction costs attributable to the divested business	(29)
Divested cash and cash equivalents	(628)
Cash flows attributable to divested business	(657)
Other cash flows used in investing activities, net	(502)	(1,001)	(775)
Net cash flows used in discontinued operations			140
Cash inflow from borrowings	3,492
Transaction cost payments	$ 212	$ 57	$ 0